Share based compensation (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exercise price	$ .83	$ 1.48	$ 1.58	$ 1.60
Number of stock options outstanding	421,000	1,169,500	1,297,000	1,648,667
Number of stock options exercisable	421,000	1,119,500	1,197,000
Average remaining contractual life (years)	2 years 6 months
Option 1
Exercise price	$ .51
Number of stock options outstanding	16,000
Number of stock options exercisable	16,000
Average remaining contractual life (years)	4 years 8 months 12 days
Option 2
Exercise price	$ .52
Number of stock options outstanding	100,000
Number of stock options exercisable	100,000
Average remaining contractual life (years)	3 years 6 months
Option 3
Exercise price	$ .55
Number of stock options outstanding	30,000
Number of stock options exercisable	30,000
Average remaining contractual life (years)	4 years 1 month 6 days
Option 4
Exercise price	$ .59
Number of stock options outstanding	150,000
Number of stock options exercisable	150,000
Average remaining contractual life (years)	2 years 9 months 18 days
Option 5
Exercise price	$ 1.45
Number of stock options outstanding	37,500
Number of stock options exercisable	37,500
Average remaining contractual life (years)	1 year
Option 6
Exercise price	$ 1.48
Number of stock options outstanding	37,500
Number of stock options exercisable	37,500
Average remaining contractual life (years)	6 months
Option 7
Exercise price	$ 1.50
Number of stock options outstanding	50,000
Number of stock options exercisable	50,000
Average remaining contractual life (years)	7 months 6 days